BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
BlackRock Summit Cash Reserves Fund
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Bond Fund
BLACKROCK SHORT-TERM BOND SERIES, INC.
BlackRock Short-Term Bond Fund
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
BlackRock California Insured Municipal Bond Fund
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BLACKROCK SERIES, INC.
BlackRock International Fund
BlackRock Small Cap Growth Fund II
FDP SERIES, INC.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2008 to the
Prospectus and Statement of Additional Information of each Fund

The following changes are made to the Prospectus and Statement of Additional Information of each Fund:

Effective until October 1, 2008, FAM Distributors, Inc., P.O. Box 9081, Princeton, New Jersey 08543-9081, and BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, each an affiliate of BlackRock Advisors, LLC, serve as co-distributors of each Fund. Effective until October 1, 2008, all references in the Prospectus and Statement of Additional Information to the Distributor will be to FAM Distributors, Inc. and BlackRock Distributors, Inc.

This Supplement should be retained with your Prospectus for future reference.

Code # BR-BII-SUP0908